Stock-based Compensation [Text Block] (Tables)	12 Months Ended
Mar. 31, 2018
Stock Option Plan [Member]
Summary of Stock Transactions [Table Text Block]

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
			(in years)	(in millions)
Outstanding, beginning of fiscal year	892,800	¥1
Exercised	(23,100)	1
Transitioned to the Board Incentive Plan(1)	(263,300)	1

Outstanding, end of fiscal year	606,400	¥1	24.29	¥422

Exercisable, end of fiscal year	—	¥—	—	¥—

Note:

(1)	All shares transitioned to the Board Incentive Plan were granted and vested. See the explanation of the following item, The Board Incentive Plan, for more information.

Fair Value Assumption of Stock Acquisition Rights [Table Text Block]

Fiscal year ended March 31, 2016(1)
Risk-free interest rate	0.07%
Expected volatility	28.03%
Expected term	4 years
Expected dividend yield	2.06%

Note:

(1)	There are no issuances under the Stock Option Plan during the fiscal years ended March 31, 2017 and 2018.

Board Incentive Plan [Member]
Schedule of Share-based Compensation, Share-based Payment Award Activity [Table Text Block]

	2017				2018
	The BIP Trust I		The BIP Trust II		The BIP Trust I		The BIP Trust II
	Number of Shares	Weighted— average grant—date fair value	Number of Shares	Weighted— average grant—date fair value	Number of Shares	Weighted— average grant—date fair value	Number of Shares	Weighted— average grant—date fair value
Nonvested, beginning of fiscal year	—	¥—	—	¥—	4,711,821	¥521.60	9,551,841	¥521.60
Granted	7,497,800	521.60	11,287,600	521.60	1,317,354	721.50	441,382	721.50
Vested	(2,772,141)	521.60	(1,662,334)	521.60	(3,412,714)	590.06	(2,391,545)	548.50
Forfeited	(13,838)	521.60	(73,425)	521.60	(530,828)	532.12	(556,329)	528.77

Nonvested, end of fiscal year	4,711,821	¥521.60	9,551,841	¥521.60	2,085,633	¥533.17	7,045,349	¥524.43

Summary of Compensation Costs and Tax Benefits [Table Text Block]

	2017			2018
	The BIP Trust I	The BIP Trust II	The BIP Trust III	The BIP Trust I	The BIP Trust II	The BIP Trust III
	(in millions)
Compensation costs	¥1,238	¥1,039	¥2,112	¥2,514	¥1,452	¥218
Tax benefit	379	318	385	770	445	67
Unrecognized compensation costs	1,617	346	—	396	360	—

Stock Bonus Plans [Member] | MUAH [Member]
Roll-forward of Restricted Stock Units under Stock Bonus Plans [Table Text Block]

	Restricted Stock Units
	2017
	Number of Units	Weighted Average Grant Date Fair Value
Units outstanding, beginning of fiscal year	26,725,582	$5.35
Activity during fiscal year:
Granted	14,362,249	6.53
Vested	(11,709,454)	5.58
Forfeited	(1,539,963)	5.55

Units outstanding, end of fiscal year	27,838,414	5.86

Summary of Compensation Costs and Tax Benefits [Table Text Block]

	2015	2016	2017
	(in millions)
Compensation costs	¥6,537	¥7,292	¥7,405
Tax benefit	2,542	2,830	2,917
Unrecognized compensation costs	7,598	11,183	12,543